Right-of-Use Asset	12 Months Ended
Dec. 31, 2024
Right of Use Asset [Abstract]
Right-of-Use Asset
6.	RIGHT-OF-USE ASSET
On May 13, 2024, the Company extended the lease of its office space until November 30, 2025. The lease extension increased the right-of-use
asset by $78,580. The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2024	December 31, 2023
Balance, beginning	$46,660	$87,286
Depreciation	(57,687)	(42,644)
Lease extension	78,580	—
Foreign exchange	(530)	2,018

Balance, ending	$67,023	$46,660

During the year ended December 31, 2024 and 2023, depreciation expense of $57,687 and $42,644, respectively, was recognized with $20,708 included in general and administrative and $36,979 included in research and development ($15,740 and $26,904 for general and administrative, and research and development in 2023, respectively).